Financing Obligation (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing obligation	$ 1,263,000	$ 1,263,000	$ 1,263,000
BST [Member]
Financing obligation	$ 1,263,000	$ 1,263,000	1,263,000
Financing obligation description	as the tokens do not exist, and any amounts received for tokens are not considered equity or revenue, management determined that 100% of the obligation of $1,263,000 is a liability to be settled by BST	At December 31, 2020, as the tokens do not exist, and any amounts received for tokens are not considered equity or revenue, management determined that 100% of the obligation of $1,263,000 is a liability to be settled by BST, through the issuance of tokens, or through other means if tokens are never issued.
Promissory note - various parties [Member] | Related Party [Member]
Tokens issued to unrelated parties			122,000
Financing obligation			$ 315,000
Unsecured Convertible Notes Payable [Member]
Promissory note issued to unrelated parties				$ 776,000
Tokens issued to unrelated parties				50,000
Financing obligation				$ 826,000